Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

January 24, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Voyageur Mutual Funds III (the “Registrant”)
File Nos. 811-04547/002-95928
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement relating to the prospectus dated August 28, 2013, for the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on January 13, 2014 (Accession No. 0001582816-14-000006.) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Jerel A. Hopkins Bruce G. Leto